Securities Financing Activities, Gross Obligations by Underlying Collateral Type (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	$ 142,180	$ 100,506
Securities lending arrangements	7,247	5,554
Total repurchases and securities lending	149,427	106,060
Securities of U.S. Treasury and federal agencies [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	70,362	38,742
Securities lending arrangements	214	251
Securities of U.S. states and political subdivisions [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	648	579
Federal agency mortgage-backed securities [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	54,107	48,019
Non-agency mortgage-backed securities [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	2,397	1,889
Corporate debt securities [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	10,008	7,925
Securities lending arrangements	1,925	293
Asset-backed securities index [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	2,334	2,176
Equity securities [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	1,584	635
Securities lending arrangements	5,101	4,965
Other [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	740	541
Securities lending arrangements	$ 7	$ 45